Leases (Details) - Schedule of Amounts Reported in the Consolidated Balance Sheet - CNY (¥)	Dec. 31, 2023	Dec. 31, 2022
Schedule of Amounts Reported in the Consolidated Balance Sheet [Abstract]
Operating lease right-of-use assets	¥ 849,079,096	¥ 946,872,784
Current
Current operating lease liabilities	200,877,880	180,468,426
Non-current
Non-current operating lease liabilities	707,688,605	820,248,803
Total operating lease liabilities	¥ 908,566,485	¥ 1,000,717,229